Fair values of financial instruments carried at fair value - Transfers between Level 1 and Level 2 fair values (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Trading liabilities
Liabilities
Transfers from Level 1 to Level 2	$ 55	$ 181
Transfers from Level 2 to Level 1	203	638
Designated at fair value
Liabilities
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	0	0
Derivatives
Liabilities
Transfers from Level 1 to Level 2	0	212
Transfers from Level 2 to Level 1	0	0
Financial investments
Assets
Transfers from Level 1 to Level 2	2,407	8,477
Transfers from Level 2 to Level 1	4,066	6,007
Trading assets
Assets
Transfers from Level 1 to Level 2	1,937	6,553
Transfers from Level 2 to Level 1	3,488	4,132
Designated and otherwise mandatorily measured at fair value
Assets
Transfers from Level 1 to Level 2	538	1,277
Transfers from Level 2 to Level 1	99	768
Derivatives
Assets
Transfers from Level 1 to Level 2	0	103
Transfers from Level 2 to Level 1	$ 0	$ 0